Leases and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2024	$ 21,634
Right-of-use assets, net carrying amount at December 31, 2025	20,924	$ 21,634
Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	42,765	38,743
Additions	5,596	3,744
Disposals	(4,274)	(215)
Transfers and other movements	(2,371)	493
Ending balance	41,716	42,765
Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(21,131)	(16,130)
Disposals	3,817	104
Transfers and other movements	2,090	60
Depreciation for the year	(5,568)	(5,165)
Ending balance	(20,792)	(21,131)
Right-of-use Land and buildings
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2024	10,682
Right-of-use assets, net carrying amount at December 31, 2025	9,047	10,682
Right-of-use Land and buildings | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	18,476	15,966
Additions	214	1,930
Disposals	(66)	0
Transfers and other movements	244	580
Ending balance	18,868	18,476
Right-of-use Land and buildings | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(7,794)	(5,880)
Disposals	66	0
Transfers and other movements	0	(35)
Depreciation for the year	(2,093)	(1,879)
Ending balance	(9,821)	(7,794)
Right-of-use Plant and equipment
Right-of-Use Assets Costs and Accumulated Depreciation
Right-of-use assets, net carrying amount at December 31, 2024	10,952
Right-of-use assets, net carrying amount at December 31, 2025	11,877	10,952
Right-of-use Plant and equipment | Cost
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	24,289	22,777
Additions	5,382	1,814
Disposals	(4,208)	(215)
Transfers and other movements	(2,615)	(87)
Ending balance	22,848	24,289
Right-of-use Plant and equipment | Accumulated depreciation
Right-of-Use Assets Costs and Accumulated Depreciation
Beginning balance	(13,337)	(10,250)
Disposals	3,751	104
Transfers and other movements	2,090	95
Depreciation for the year	(3,475)	(3,286)
Ending balance	$ (10,971)	$ (13,337)